OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES	6. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS
AND CHARGES
For the year ended 31 December

			Group
	2025	2024	2023
	£m	£m	£m
Staff costs:
Wages and salaries	785	866	839
Performance-related payments	175	164	162
Social security costs	131	122	115
Pension costs - defined contribution plans	74	79	71
Pension costs - defined benefit plans	8	13	13
Other personnel costs	25	33	41
	1,198	1,277	1,241
Other administration expenses	937	971	925
Depreciation, amortisation and impairment	322	300	290
	2,457	2,548	2,456
Staff costs
Performance-related payments include bonuses paid in cash and share awards granted under the arrangements described in Note 35. Included in this are equity-
settled share-based payments, none of which related to option-based schemes. These are disclosed in the table below as ‘Shares awards’. Performance-related payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2025			Costs expected to be recognised in 2026 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	2	9	11	5	4	9
Shares	2	8	10	4	5	9
	4	17	21	9	9	18
The following table shows the amount of bonus awarded to employees for the performance year 2025. In the case of deferred cash and shares awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which the awards are subject. The deferred shares award amount is based on the fair value of the awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m
Cash award - not deferred	145	140	—	—	145	140
–deferred	11	8	9	14	20	22
Shares award - not deferred	9	9	—	—	9	9
–deferred	10	7	9	13	19	20
Total discretionary bonus	175	164	18	27	193	191
Other share-based payments consist of options granted under the Employee Sharesave scheme which comprise the Santander UK group’s cash-settled share-
based payments. For more, see Note 35.
The average number of full-time equivalent staff in the year is set out in Note 2. For the Company, the average number of full-time equivalent staff was 15,792
(2024: 18,378, 2023: 18,631).
Depreciation, amortisation and impairment
In 2025, depreciation, amortisation and impairment included depreciation of £75m (2024: £75m, 2023: £64m) on operating lease assets (where the Santander UK group is the lessor) with a carrying amount of £573m at 31 December 2025 (2024: £574m, 2023: £488m). See Note 20 for the depreciation on right-of-use assets and their carrying value.
Other administration expenses includes £17m (2024: £18m, 2023: £19m) related to short-term leases.
In 2025, depreciation, amortisation and impairment included an impairment charge of £nil (2024: £nil, 2023: £25m) associated with branch and head office site closures as part of our transformation. For more, see Note 20.